Benefit Obligations (Valuation Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity return basis, Treasury bond premium, description	10-year
Number of Aa-grade non-callable bonds	300
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	8.06%	8.06%	8.06%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual return on plan assets	13.10%
Expected return on plan assets	8.50%	8.50%	8.50%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend assumption	7.50%	8.00%	8.50%
Declining rate, period		four years
Declining rate	declining 0.5% per year	declining 0.5% per year	declining 0.5% per year
Ultimate rate	5.00%	5.00%	5.00%